Document and Entity Information	Feb. 12, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001498710
Document Type	8-K
Document Period End Date	Feb. 12, 2021
Entity Registrant Name	SPIRIT AIRLINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35186
Entity Tax Identification Number	38-1747023
Entity Address, Address Line One	2800 Executive Way
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	(954)
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.0001parvalue [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	SAVE
Security Exchange Name	NYSE
Series A Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Preferred Stock Purchase Rights
Trading Symbol	SAVE
Security Exchange Name	NYSE